Consolidated Statements of Changes in Equity - RUB (₽) ₽ in Thousands	Share capital	Share premium	Share-based payments reserve	Treasury shares	Foreign currency translation reserve	Retained earnings	Equity attributable to owners of parent	Non-controlling interests.	Total
Beginning balance at Dec. 31, 2019	₽ 8,547	₽ 1,568,626	₽ 295,251		₽ (105,191)	₽ 1,587,697	₽ 3,354,930	₽ 33,263	₽ 3,388,193
Net loss for the period (100%)						1,748,960	1,748,960	136,865	1,885,825
Other comprehensive (loss)/income					13,051		13,051	2,058	15,109
LTIPs			101,453				101,453		101,453
Shares issued under LTIPs	50						50		50
Share-based payments to Board of Directors			21,714				21,714		21,714
Distributions to shareholders and non-controlling interest						(1,800,520)	(1,800,520)	(103,126)	(1,903,646)
Contribution from non-controlling interest								44	44
Ending balance at Dec. 31, 2020	8,597	1,568,626	418,418		(92,140)	1,536,137	3,439,638	69,104	3,508,742
Net loss for the period (100%)						5,390,677	5,390,677	102,094	5,492,771
Other comprehensive (loss)/income					(2,538)		(2,538)	716	(1,822)
LTIPs			241,963				241,963		241,963
Shares issued under LTIPs	58						58		58
Tax benefit from LTIPs			12,445				12,445		12,445
Share-based payments to Board of Directors			21,270				21,270		21,270
Non-controlling interests arising from business combination								149,752	149,752
Acquisition of non-controlling interests without a change in control						(123,010)	(123,010)	(32,167)	(155,177)
Distributions to shareholders and non-controlling interest						(2,047,690)	(2,047,690)	(109,932)	(2,157,622)
Treasury shares acquired				₽ (1,096,357)			(1,096,357)		(1,096,357)
Reclassification of non-controlling interests to liability								(52,679)	(52,679)
Ending balance at Dec. 31, 2021	8,655	1,568,626	694,096	(1,096,357)	(94,678)	4,756,114	5,836,456	126,888	5,963,344
Net loss for the period (100%)						3,651,810	3,651,810	39,684	3,691,494
Other comprehensive (loss)/income					(12,918)		(12,918)	9,817	(3,101)
LTIPs			983,031				983,031		983,031
Tax benefit from LTIPs			(12,445)				(12,445)		(12,445)
Share-based payments to Board of Directors			14,615				14,615		14,615
Modification of LTIPs from equity-settled to cash-settled awards			(203,447)				(203,447)		(203,447)
Distributions to shareholders and non-controlling interest						(3,149,557)	(3,149,557)	(90,607)	(3,240,164)
Treasury shares acquired				(329,642)			(329,642)		(329,642)
Ending balance at Dec. 31, 2022	₽ 8,655	₽ 1,568,626	₽ 1,475,850	₽ (1,425,999)	₽ (107,596)	₽ 5,258,367	₽ 6,777,903	₽ 85,782	₽ 6,863,685